Commitments and Contingent Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

Note 15—Commitments and Contingent Liabilities

Legal contingencies—In the ordinary course of business, the Company and Bank have various outstanding commitments and contingent liabilities that are not recognized in the accompanying consolidated financial statements. In addition, the Company may be a defendant in certain claims and legal actions arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is currently not expected to have a material adverse effect on the Company’s Consolidated Statements of Financial Condition.

Operating lease commitments—The Company has entered into various operating lease agreements primarily for facilities and land on which banking facilities are located. Certain lease agreements have renewal options at the end of the original lease term and certain lease agreements have escalation clauses in the rent payments.

The minimum annual rental commitments for operating leases subsequent to September 30, 2017, exclusive of taxes and other charges, are summarized as follows:

Minimum Rental Commitments
2017	$754
2018	2,849
2019	2,506
2020	2,006
2021	1,759
Thereafter	3,025
Total	$12,899

The Company’s rental expenses for the nine months ended September 30, 2017 and 2016  were $3.4 million and $2.7 million, respectively. Rental expenses for the three months ended September 30, 2017 and 2016 were $1.1 million and $950,000, respectively. For the nine months ended September 30, 2017 and 2016, the Company received $526,000 and $551,000, respectively, in sublease income which is included in the Consolidated Statements of Operations as a reduction of occupancy expense. Sublease income for the three months ended September 30, 2017 and 2016 was $166,000 and $187,000, respectively. In addition to the above required lease payments, the Company has contractual obligations related primarily to information technology contracts and other maintenance contracts. The amounts are not material.

Commitments to extend credit—The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Statements of Financial Condition. The contractual or notional amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

The Bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for funded instruments. The Bank does not anticipate any material losses as a result of the commitments and standby letters of credit.

The following table summarizes the contract or notional amount of outstanding loan and lease commitments at September 30, 2017 and December 31, 2016:

	September 30,		December 31,
	2017		2016
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit	$46,427	$425,115	$37,731	$332,928
Standby letters of credit	1,050	3,655	1,060	4,135
Total	$47,477	$428,770	$38,791	$337,063

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral is primarily obtained in the form of commercial and residential real estate (including income producing commercial properties).

Standby letters of credit are conditional commitments issued by the Bank to guarantee to a third-party the performance of a customer. Those guarantees are primarily issued to support public and private borrowing arrangements, bond financing and similar transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Commitments to make loans are generally made for periods of 90 days or less. The fixed rate loan commitments have interest rates ranging from 3.23% to 19.50% and maturities up to 2020. Variable rate loan commitments have interest rates ranging from 2.45% to 8.25% and maturities up to 2040.

Note 17—Commitments and Contingent Liabilities

        Legal contingencies—In the ordinary course of business, the Company and Bank have various outstanding commitments and contingent liabilities that are not recognized in the accompanying consolidated financial statements. In addition, the Company may be a defendant in certain claims and legal actions arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is currently not expected to have a material adverse effect on the Consolidated Statements of Financial Condition or Consolidated Statements of Operations for years ended December 31, 2016 and 2015.

        Operating lease commitments—The Company has entered into various operating lease agreements primarily for facilities and land on which banking facilities are located. Certain lease agreements have renewal options at the end of the original lease term and certain lease agreements have escalation clauses in the rent payments.

        The minimum annual rental commitments for operating leases subsequent to December 31, 2016, exclusive of taxes and other charges, are summarized as follows:

Minimum Rental Commitments
2017	$2,766
2018	2,105
2019	1,875
2020	1,480
2021	1,212
Thereafter	2,791
Total	$12,229

        The Company's rental expenses for the years ended December 31, 2016 and 2015 were $3.8 million and $3.6 million, respectively. During the years ended December 31, 2016 and 2015, the Company received $737,000 and $744,000, respectively, in sublease income which is included in the consolidated statements of operations as a reduction of occupancy expense. The total amount of minimum rentals to be received in the future on these subleases is approximately $1.8 million, and the leases have contractual lives extending through 2025. In addition to the above required lease payments, the Company has contractual obligations related primarily to information technology contracts and other maintenance contracts. The amounts are not material.

        Commitments to extend credit—The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Statements of Financial Condition. The contractual or notional amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

        The Bank's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for funded instruments. The Bank does not anticipate any material losses as a result of the commitments and standby letters of credit.

        The following table summarizes the contract or notional amount of outstanding loan and lease commitments at December 31, 2016 and 2015:

	2016		2015
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit	$37,731	$332,928	$31,579	$169,298
Standby letters of credit	1,060	4,135	1,147	1,497

Total	$38,791	$337,063	$32,726	$170,795

        Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral is primarily obtained in the form of commercial and residential real estate (including income producing commercial properties).

        Standby letters of credit are conditional commitments issued by the Bank to guarantee to a third-party the performance of a customer. Those guarantees are primarily issued to support public and private borrowing arrangements, bond financing and similar transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

        Commitments to make loans are generally made for periods of 90 days or less. The fixed rate loan commitments have interest rates ranging from 2.0% to 19.5% and maturities up to 2025. Variable rate loan commitments have interest rates ranging from 2.4% to 14.9% and maturities up to 2046.